Cover	Jul. 07, 2022
Cover [Abstract]
Entity Registrant Name	Americrew Inc.
Entity Central Index Key	0001407573
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 07, 2022
Entity Ex Transition Period	false
Entity File Number	000-56176
Entity Incorporation State Country Code	NJ
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	21 Omaha Street
Entity Address City Or Town	Dumont
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07628
City Area Code	201
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	387-7700